Geographical Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 2,829.4	$ 1,488.0
Non-current assets	8,760.3	6,367.2
Canada
Disclosure of geographical areas [line items]
Non-current assets	7,551.0	5,520.6
U.S.
Disclosure of geographical areas [line items]
Non-current assets	1,209.3	846.6
Oil and gas sales
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,206.5	1,692.2
Oil and gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,735.3	1,446.5
Oil and gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	471.2	245.7
Crude oil sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,361.8	1,307.5
Crude oil sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	381.9	218.6
NGL sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	213.5	74.2
NGL sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	61.0	17.3
Natural gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	160.0	64.8
Natural gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 28.3	$ 9.8